(John Hancock International Value Equity Fund - Classes A, C, I, R2, R4 and R6) | (International Value Equity Fund)
INVESTMENT OBJECTIVE
To seek long-term capital appreciation.
FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers). More information about these and other discounts is available from your financial representative and on pages 18 to 20 of this prospectus under "Sales charge reductions and waivers" or pages 94 to 98 of the fund's Statement of Additional Information under "Sales Charges on Class A, Class B, and Class C Shares."

Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees - - (International Value Equity Fund) - USD ($)	Class A		Class C	Class I	Class R2	Class R4	Class R6
Maximum front-end sales charge (load) on purchases, as a % of purchase price	5.00%		none	none	none	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	1.00%	none	none	none	none
Small account fee (for fund account balances under $1,000) ($)	$ 20		$ 20	none	none	none	none
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - - (International Value Equity Fund)		Class A	Class C	Class I	Class R2		Class R4		Class R6
Management fee	[1]	0.86%	0.86%	0.86%	0.86%		0.86%		0.86%
Distribution and service (Rule 12b-1) fees		0.25%	1.00%	none	0.25%		0.25%		none
Service plan fee		none	none	none	0.25%	[2]	0.10%	[2]	none
Additional other expenses		0.22%	0.22%	0.21%	0.11%		0.11%		0.11%
Total other expenses		0.22%	0.22%	0.21%	0.36%		0.21%		0.11%
Total annual fund operating expenses		1.33%	2.08%	1.07%	1.47%		1.32%		0.97%
Contractual expense reimbursement		none	none	none	none		(0.10%)	[3]	none
Total annual fund operating expenses after expense reimbursements		1.33%	2.08%	1.07%	1.47%		1.22%		0.97%
[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2017.
[2]	"Service plan fee" has been restated to reflect maximum allowable fees.
[3]	The distributor contractually agrees to waive and limit its Rule 12b-1 fees for Class R4 shares to the extent necessary to achieve aggregate fees paid to the distributor of 0.15%. This agreement expires on June 30, 2018, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example - (International Value Equity Fund) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	629	900	1,192	2,021
Class C	311	652	1,119	2,410
Class I	109	340	590	1,306
Class R2	150	465	803	1,757
Class R4	124	408	714	1,582
Class R6	99	309	536	1,190

Not Sold
Expense Example, No Redemption - (International Value Equity Fund)	1 Year	3 Years	5 Years	10 Years
Class C | | USD ($)	211	652	1,119	2,410

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 27% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of foreign companies having a market capitalization of $2 billion or more at the time of purchase. The term "stocks" includes common, preferred and convertible preferred stocks, and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities, and securities convertible into or exchangeable for stocks.

To ensure adequate diversification, the fund spreads its investments across many different regions around the world. The manager assigns country weightings based on the fund's benchmark, the MSCI World ex-USA Index. Within each country, the manager selects stocks of companies that appear to be undervalued relative to the manager's view of their real worth or future prospects. Specifically, the manager looks for non-U.S. companies that have some or all of the following attributes: (i) positive free cash flow; (ii) corporate restructuring or management changes; (iii) increasing market share or new product development; (iv) low valuation relative to their industry sector; (v) relatively flat or increasing earnings estimate revisions; (vi) sufficient analysts' coverage and liquidity; and (vii) other positive catalysts for change. The manager uses computer models and fundamental research in stock selection. In attempting to outperform the MSCI World ex-USA Index, the manager focuses on stock selection rather than country allocation. Therefore, the fund's country allocation will often differ from that of the MSCI World ex-USA Index. The fund may focus its investments in a particular sector or sectors of the economy.

The fund may engage in derivative transactions that include futures contracts on indexes and foreign currency forward contracts, in each case for the purposes of reducing risk and/or enhancing investment returns.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential, and in certain markets value stocks may underperform the market as a whole.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts and futures contracts. Foreign currency forward contracts and futures contracts generally are subject to counterparty risk. Derivatives associated with foreign currency transactions are subject to currency risk.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Preferred and convertible securities risk. Preferred stock dividends are payable only if declared by the issuer's Board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock's value can depend heavily upon the underlying common stock's value.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

Value investment risk. Value stocks may underperform the market as a whole, which may cause value-oriented funds to underperform equity funds with other investment strategies. Securities the manager believes are undervalued may never perform as expected.

Warrants risk. The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. The MSCI World ex-USA Value Index shows how the fund's performance compares against the returns of similar investments. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291, Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time (Class A and Class C), or 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days (Class I, Class R2, Class R4, and Class R6).

A note on performance

Class A and Class I shares commenced operations on February 14, 2011; Class C shares commenced operations on August 28, 2014; Class R2, Class R4, and Class R6 shares commenced operations on July 2, 2013. Returns shown prior to Class A and Class I shares' commencement date are those of Optique International Value Fund (the predecessor fund). Returns shown prior to Class C, Class R2, Class R4, and Class R6 shares' commencement dates are those of the predecessor fund (prior to February 14, 2011) and the fund's Class A shares (from February 14, 2011), except that they do not include the fund's Class A shares sales charges and would be lower if they did. Returns for Class C, Class R2, Class R4, and Class R6 shares would have been substantially similar to returns of Class A shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.

[1]
Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)

Year-to-date total return. The fund's total return for the three months ended March 31, 2017, was 6.80%. Best quarter: Q2 '09, 29.35% Worst quarter: Q4 '08, -22.31%
Average annual total returns (%)—as of 12/31/16
Average Annual Total Returns - (International Value Equity Fund) -	1 Year	5 Years	10 Years
Class A	(1.99%)	3.97%	(0.01%)
Class A | after tax on distributions	(2.25%)	2.80%	(2.16%)
Class A | after tax on distributions, with sale	(0.69%)	3.00%	(0.42%)
Class C	1.40%	4.65%	0.31%
Class I	3.43%	5.35%	0.68%
Class R2	3.07%	4.97%	0.46%
Class R4	3.37%	5.16%	0.56%
Class R6	3.55%	5.38%	0.66%
MSCI World ex–USA Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	3.29%	6.59%	1.36%
MSCI World ex–USA Value Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	8.09%	6.59%	0.69%

[1]	Previously, the returns shown prior to Class C, Class R2, Class R4 and Class R6 shares' commencement dates were those of the predecessor fund (prior to February 14, 2011) and the fund's Class A shares (from February 14, 2011) that were recalculated to apply the gross fees and expenses of Class C, Class R2, Class R4, and Class R6 shares.